Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 13, 2012
Registrant Name	dei_EntityRegistrantName	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	dei_EntityCentralIndexKey	0001141819
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 13, 2012
Document Effective Date	dei_DocumentEffectiveDate	Jun. 14, 2012
Phase Tactical Core Fund (Prospectus Summary) | Phase Tactical Core Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLCOX
Phase Tactical Core Fund (Prospectus Summary) | Phase Tactical Core Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLCAX
Phase Tactical Opportunity Fund (Prospectus Summary) | Phase Tactical Opportunity Fund | Institutional Class Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSCOX
Phase Tactical Opportunity Fund (Prospectus Summary) | Phase Tactical Opportunity Fund | Class A Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSACX